Summary of Significant Accounting Policy (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies
Schedule of estimated lives of the respective assets
Buildings and improvements	10 - 40 years
Leasehold improvements	Term of lease
Furniture and equipment	3 - 10 years

Schedule of reconciliation between weighted average shares used for calculating basic and diluted EPS

	For the Three Months Ended March 31,
	2015	2014
Earnings (numerator)
Net income for common stockholders	$1,824	$958
Less: preferred stock dividends	20	20
Net income allocated to common stockholders	$1,804	$938
Shares (denominator)
Weighted average shares outstanding for basic EPS (thousands)	9,448	6,140
Dilutive effect of employee stock-based awards	296	128
Adjusted weighted average shares outstanding	9,744	6,268
Earnings per share:
Basic	$0.19	$0.15
Diluted	$0.19	$0.15

	Years ended December 31,
	2014	2013	2012
Earnings (numerator)
Net income for common stockholders	$5,205	$3,408	$1,479
Less: preferred stock dividends	80	60	100

Net income allocated to common stockholders	$5,125	$3,348	$1,379

Shares (denominator)
Weighted average shares outstanding for basic EPS (thousands)	6,992	5,788	5,641
Dilutive effect of employee stock-based awards	161	61	37

Adjusted weighted average shares outstanding	7,153	5,849	5,678

Earnings per share:
Basic	$0.73	$0.58	$0.24

Diluted	$0.72	$0.57	$0.24